Note 8 - Employee Benefit Plans (Details) - Investment Policy Allocation	12 Months Ended
Dec. 31, 2012
Large Cap U.S. Equities [Member]
Note 8 - Employee Benefit Plans (Details) - Investment Policy Allocation [Line Items]
Target	10.00%
Minimum	7.00%
Maximum	13.00%
Small Cap U.S. Equities [Member]
Note 8 - Employee Benefit Plans (Details) - Investment Policy Allocation [Line Items]
Target	5.00%
Minimum	4.00%
Maximum	6.00%
Non-U.S. Equities [Member]
Note 8 - Employee Benefit Plans (Details) - Investment Policy Allocation [Line Items]
Target	10.00%
Minimum	8.00%
Maximum	12.00%
Fixed Income [Member]
Note 8 - Employee Benefit Plans (Details) - Investment Policy Allocation [Line Items]
Target	35.00%
Minimum	29.00%
Maximum	43.00%
Real Estate [Member]
Note 8 - Employee Benefit Plans (Details) - Investment Policy Allocation [Line Items]
Target	15.00%
Minimum	12.00%
Maximum	18.00%
Hedge Funds [Member]
Note 8 - Employee Benefit Plans (Details) - Investment Policy Allocation [Line Items]
Target	15.00%
Minimum	12.00%
Maximum	18.00%
Real Return [Member]
Note 8 - Employee Benefit Plans (Details) - Investment Policy Allocation [Line Items]
Target	10.00%
Minimum	8.00%
Maximum	12.00%